Property, plant and equipment	12 Months Ended
Dec. 31, 2025
Property, plant and equipment [abstract]
Property, plant and equipment
5.14 Property, plant and equipment
Property, plant and equipment mainly comprise a manufacturing facility and leasehold improvements in rented office and laboratory space. All Property, plant and equipment are stated at historical cost less depreciation and less impairment losses when necessary. Historical cost includes expenditure that is directly attributable to the acquisition of the items.
Subsequent costs are included in the asset’s carrying amount or are recognized as a separate asset, only when it is probable that future economic benefits associated with the item will flow to the Group and that the cost of the item can be measured reliably. All other repairs and maintenance are charged to the income statement during the financial period in which they incur.
Property, plant and equipment include machinery, for which validation is required to bring the asset to its working condition. The costs of such validation activities are capitalized together with the cost of the asset. Validation costs beyond the normal validation costs, which are usually required to bring an asset to its working condition, are expensed immediately. The usual validation costs are capitalized on the asset and depreciated over the remaining life of the asset or the shorter period until the next validation is usually required.
Depreciation of assets is calculated using the straight-line method to allocate their cost amounts to their residual values over their estimated useful lives, as follows:
▪Buildings, leasehold improvements            5 - 40 years
▪Machinery, laboratory equipment            1 - 15 years
▪Furniture, fittings and office equipment        4 - 10 years
▪Hardware                    3 - 5 years
Leasehold improvements are depreciated over the shorter of their useful life or the lease term, unless the entity expects to use the assets beyond the lease term.
The assets’ residual values and useful lives are reviewed, and adjusted if appropriate, at each balance sheet date.
An asset’s carrying amount is immediately written down to its recoverable amount if the asset’s carrying amount is greater than its estimated recoverable amount.
Gains and losses on disposals are determined by comparing proceeds with the carrying amount. These gains and losses are included in the income statement “other income and expenses, net” (see Note 5.8).

in € thousand	Land, buildings and leasehold improvements	Manufacturing and laboratory equipment	Computer hardware	Furniture, fittings and other	Assets in the course of construction	Total
YEAR ENDED DECEMBER 31, 2025
Opening net book value	104,678	29,056	1,155	477	3,518	138,883
Additions	1,897	2,489	317	56	(2,526)	2,232
Depreciation charge	(9,736)	(6,548)	(477)	(166)	—	(16,927)
Impairment charge/reversal	1,904	(629)	—	(16)	—	1,258
Disposals	(2,077)	(611)	(19)	(4)	—	(2,711)
Exchange rate differences	(3,296)	22	(10)	(19)	41	(3,262)
CLOSING NET BOOK VALUE	93,369	23,778	966	328	1,032	119,474
AS AT DECEMBER 31, 2025
Cost	147,409	75,889	3,570	1,465	1,032	229,365
Accumulated depreciation and impairment	(54,040)	(52,111)	(2,604)	(1,137)	—	(109,891)
CLOSING NET BOOK VALUE	93,369	23,778	966	328	1,032	119,474

in € thousand	Land, buildings and leasehold improvements	Manufacturing and laboratory equipment	Computer hardware	Furniture, fittings and other	Assets in the course of construction	Total
YEAR ENDED DECEMBER 31, 2024
Opening net book value	99,100	31,761	1,053	560	3,724	136,198
Additions	10,356	3,720	569	68	(292)	14,421
Depreciation charge	(7,828)	(6,248)	(467)	(161)	—	(14,705)
Impairment charge/reversal	—	322	—	—	—	322
Disposals	(102)	(800)	(20)	(11)	—	(932)
Exchange rate differences	3,151	302	20	21	86	3,579
CLOSING NET BOOK VALUE	104,678	29,056	1,155	477	3,518	138,883

AS AT DECEMBER 31, 2024
Cost	151,034	74,445	3,542	1,512	3,518	234,051
Accumulated depreciation and impairment	(46,357)	(45,389)	(2,386)	(1,035)	—	(95,167)
CLOSING NET BOOK VALUE	104,678	29,056	1,155	477	3,518	138,883
The additions in 2025 were primarily from the manufacturing and laboratory equipment, for the sites in Austria and Sweden as well as from the Almeida facility in Livingston, in 2024 the additions were primarily related to the Almeida facility in Livingston.
The depreciation charges for the fiscal year were conducted in accordance with standard practices, and present a slight increase in 2025 compared to 2024, reflecting the investment patterns of prior years.
From the total of €22.6 million (2024: €19.6 million) of depreciation, amortization and impairment expenses, €17.3 million (2024: €12.0 million) were charged to cost of goods and services, €3.9 million (2024: €6.3 million) were charged to research and development expenses, €0.5 million (2024: €0.7 million) were charged to marketing and distribution expenses and €0.4 million (2024: €0.4 million) were charged to general and administrative expenses.
Non-current operating assets by region
Non-current operating assets for this purpose consist of intangible assets, right of use assets and property, plant and equipment. The main non-current operating assets are allocated to sites where production and research and development activities take place. Sales activities by distribution sites do not require major non-current operating assets. Revenues by region (see Note 5.5) are structured according to the location of the final customer. In some countries there are customers, but no assets.

	Year ended December 31,
in € thousand	2025	2024
United Kingdom	75,914	93,309
Austria	44,983	48,533
Nordics	35,741	36,264
France	3,106	4,350
United States	506	781
Canada	130	138
NON-CURRENT ASSETS	160,380	183,373
Nordics includes Finland, Denmark, Norway and Sweden and Rest of World includes India, Israel, Australia, Peru, Japan, Brazil and New
Zealand.